Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2025 Fund	Fidelity Advisor Freedom Blend 2025 Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2025 Fund- Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	9.92%	10.53%	[1]	28.71%	18.13%	[1]	9.85%	10.17%	[1]

[1]	(a)From August 31, 2018